AHA INVESTMENT FUNDS, INC.
190 South LaSalle Street
Suite 2800
Chicago, IL  60603

July 7, 2003

BY EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:

AHA Investment Funds, Inc.
1933 Act Registration No. 33-21969
1940 Act Registration No. 811-05534

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, AHA Investment
Funds, Inc. (the ?Fund?) certifies that:

a. the form of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund?s registration statement on Form N-1A;and

b. the test of the most recent post-effective amendment to the Fund?s registration statement was filed electronically with the Commission via EDGAR on June 30, 2003.

Very Truly Yours,

AHA INVESTMENT FUNDS, INC.

/s/Savitri P. Pai

Savitri P. Pai
Chief Legal Officer